Note 17 - Operating Segmentation (Tables)	9 Months Ended
Jul. 31, 2022
Statement Line Items [Line Items]
Disclosure of operating segments [text block]
(thousands of Canadian dollars)
for the three months ended	July 31, 2022				July 31, 2021
	Digital	DRTC	Eliminations/	Consolidated	Digital	DRTC	Eliminations/	Consolidated
	Banking		Adjustments		Banking		Adjustments
Net interest income	$20,062	$-	$-	$20,062	$14,542	$-	$-	$14,542
Non-interest income	12	1,206	(41)	1,177	2	1,226	(41)	1,187
Total revenue	20,074	1,206	(41)	21,239	14,544	1,226	(41)	15,729

Provision for (recovery of) credit losses	166	-	-	166	96	-	-	96
	19,908	1,206	(41)	21,073	14,448	1,226	(41)	15,633

Non-interest expenses:
Salaries and benefits	5,600	1,168	-	6,768	4,411	442	-	4,853
General and administrative	5,217	343	(41)	5,519	2,286	169	(41)	2,414
Premises and equipment	610	319	-	929	607	326	-	933
	11,427	1,830	(41)	13,216	7,304	937	(41)	8,200

Income (loss) before income taxes	8,481	(624)	-	7,857	7,144	289	-	7,433

Income tax provision	2,099	38	-	2,137	1,904	93	-	1,997

Net income (loss)	$6,382	$(662)	$-	$5,720	$5,240	$196	$-	$5,436

Total assets	$3,076,611	$21,796	$(23,064)	$3,075,343	$2,285,882	$18,323	$(18,434)	$2,285,771

Total liabilities	$2,725,820	$24,794	$(21,919)	$2,728,695	$2,030,180	$20,848	$(17,289)	$2,033,739
(thousands of Canadian dollars)
for the nine months ended	July 31, 2022				July 31, 2021
	Digital	DRTC	Eliminations/	Consolidated	Digital	DRTC	Eliminations/	Consolidated
	Banking		Adjustments		Banking		Adjustments
Net interest income	$54,189	$-	$-	$54,189	$44,011	$-	$-	$44,011
Non-interest income	14	4,061	(124)	3,951	(14)	3,234	(110)	3,110
Total revenue	54,203	4,061	(124)	58,140	43,997	3,234	(110)	47,121

Provision for (recovery of) credit losses	246	-	-	246	(159)	-	-	(159)
	53,957	4,061	(124)	57,894	44,156	3,234	(110)	47,280

Non-interest expenses:
Salaries and benefits	16,625	2,952	-	19,577	13,634	1,202	-	14,836
General and administrative	12,460	826	(124)	13,162	6,585	661	(110)	7,136
Premises and equipment	1,851	1,029	-	2,880	1,775	882	-	2,657
	30,936	4,807	(124)	35,619	21,994	2,745	(110)	24,629

Income (loss) before income taxes	23,021	(746)	-	22,275	22,162	489	-	22,651

Income tax provision	5,805	241	-	6,046	5,910	271	-	6,181

Net income (loss)	$17,216	$(987)	$-	$16,229	$16,252	$218	$-	$16,470

Total assets	$3,076,611	$21,796	$(23,064)	$3,075,343	$2,285,882	$18,323	$(18,434)	$2,285,771

Total liabilities	$2,725,820	$24,794	$(21,919)	$2,728,695	$2,030,180	$20,848	$(17,289)	$2,033,739